Corporate Information - Additional Information (Detail) $ / shares in Units, $ in Thousands										1 Months Ended			12 Months Ended
	Dec. 31, 2017 Associate JointVenture Subsidiaries shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013	Dec. 31, 2012	Apr. 04, 2012	Jan. 16, 2012 shares	Jan. 13, 2012 shares	Dec. 31, 2011	Nov. 30, 2017 CNY (¥)	Oct. 31, 2016	Sep. 30, 2014 CNY (¥)	Dec. 31, 2017 CNY (¥) Associate JointVenture Subsidiaries shares	Dec. 31, 2017 USD ($) Associate JointVenture Subsidiaries shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 1994 $ / shares
Disclosure of Corporate Information [Line Items]
Number of indirectly owned subsidiaries | Subsidiaries	33												33	33
Number of directly owned subsidiaries | Subsidiaries	9												9	9
Number of joint ventures | JointVenture	3												3	3
Number of associate | Associate	1												1	1
Additional investment in subsidiaries													¥ 8,279,000	$ 1,308	¥ 9,076,000	¥ 22,499,000
Jining Yuchai Engine Company Limited [Member]
Disclosure of Corporate Information [Line Items]
Percentage of ownership interest transferred												70.00%
Consideration paid | ¥												¥ 1.00
Irrevocable option to acquire | ¥		¥ 250,000													¥ 250,000
Management agreement term																	One year
Management fee per annum | ¥																	¥ 240,000
Management agreement term renewed											One more year
Jining Yuchai Engine Company Limited [Member] | Guangxi Yulin Hotel Company Limited [Member]
Disclosure of Corporate Information [Line Items]
Loan tenure																	Two year
Jining Yuchai Engine Company Limited [Member] | Guangxi Yulin Hotel Company Limited [Member] | Top of range [Member]
Disclosure of Corporate Information [Line Items]
Principal loan amount | ¥			¥ 70,000,000														¥ 70,000,000
Jining Yuchai Engine Company Limited [Member] | Zhejiang Geely Holding Group Co Ltd [member]
Disclosure of Corporate Information [Line Items]
Percentage of ownership interest transferred to third party												30.00%
HL Global Enterprises Limited [Member]
Disclosure of Corporate Information [Line Items]
Ownership interest in subsidiary			50.20%	50.10%	50.10%	48.90%	48.10%		49.40%							50.20%
Number of preference shares transferred								24,189,170
Percentage of unconverted preference shares transfer to trustee								100.00%
Conversion of convertible preference shares into ordinary shares							24,189,170
Number of shares purchased in open market			465,000														465,000
Number of ordinary shares exercise to consolidation																10
Number of ordinary shares exercised into consolidation																1
Number of ordinary shares held upon completion of consolidation exercise																47,107,707
Percentage of voting power held in subsidiary	50.20%	50.20%
Yuchai [Member] | Jining Yuchai Engine Company Limited [Member]
Disclosure of Corporate Information [Line Items]
Additional investment in subsidiaries | ¥										¥ 250,000
Diesel Machinery (BVI) Limited [member] | Special Share [member]
Disclosure of Corporate Information [Line Items]
Par value | $ / shares																		$ 0.10
Foreign Shares of Yuchai [member]
Disclosure of Corporate Information [Line Items]
Number of shares owned by entity	361,420,150												361,420,150	361,420,150
Percentage of issued share capital held by group													76.41%	76.41%
Number of wholly owned subsidiaries													6	6
Guangxi Yuchai Machinery Group Company Limited [member]
Disclosure of Corporate Information [Line Items]
Percentage of issued share capital held by group													22.09%	22.09%
Guangxi Yuchai Machinery Monopoly Development Company Limited [Member]
Disclosure of Corporate Information [Line Items]
Number of wholly owned subsidiaries | Subsidiaries													30	30
Ownership interest in subsidiary													54.90%	54.90%	54.90%
Guangxi Yuchai Accessories Manufacturing Company Limited [Member]
Disclosure of Corporate Information [Line Items]
Number of wholly owned subsidiaries | Subsidiaries													1	1
Ownership interest in subsidiary													76.40%	76.40%	76.40%